Schedule of Investments ─ IQ Real Return ETF

July 31, 2022 (unaudited)

	Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds — 59.1%

U.S. Treasury Inflation Indexed Bond 0.125%, due 1/15/23(a)	$183,800	$234,838
0.125%, due 7/15/24	254,500	316,429
0.125%, due 10/15/24(a)	243,200	279,132
0.125%, due 4/15/25	201,500	229,777
0.125%, due 10/15/25	244,300	278,428
0.125%, due 4/15/26	192,600	216,366
0.125%, due 7/15/26	214,800	265,206
0.125%, due 10/15/26(a)	275,300	298,210
0.125%, due 4/15/27	292,300	305,568
0.125%, due 1/15/30	91,600	104,283
0.125%, due 7/15/30	100,400	114,982
0.125%, due 1/15/31	106,100	119,319
0.125%, due 7/15/31	111,100	121,450
0.125%, due 1/15/32	132,700	139,594
0.125%, due 2/15/51	39,100	36,458
0.125%, due 2/15/52(a)	25,200	22,194
0.250%, due 1/15/25(a)	230,700	287,649
0.250%, due 7/15/29	80,700	93,677
0.250%, due 2/15/50	38,400	37,436
0.375%, due 7/15/23	177,300	225,161
0.375%, due 7/15/25	251,100	315,652
0.375%, due 1/15/27	201,400	248,662
0.375%, due 7/15/27	225,000	275,910
0.500%, due 4/15/24	166,400	195,335
0.500%, due 1/15/28	88,100	107,097
0.625%, due 4/15/23	168,900	200,828
0.625%, due 1/15/24	273,700	347,628
0.625%, due 1/15/26	213,700	269,905
0.625%, due 7/15/32	49,900	52,814
0.625%, due 2/15/43	34,800	42,107
0.750%, due 7/15/28	74,300	90,495
0.750%, due 2/15/42	43,500	55,390
0.750%, due 2/15/45	54,500	65,351
0.875%, due 1/15/29	67,300	81,941
0.875%, due 2/15/47	34,900	41,897
1.000%, due 2/15/46	28,100	35,520
1.000%, due 2/15/48	26,100	31,718
1.000%, due 2/15/49	25,300	30,421
1.375%, due 2/15/44	49,400	68,023
1.750%, due 1/15/28	31,000	47,302
2.000%, due 1/15/26	85,100	134,511
2.125%, due 2/15/40	18,000	30,177
2.125%, due 2/15/41	26,300	43,537
2.375%, due 1/15/25	125,200	206,308
2.375%, due 1/15/27	83,500	134,213
2.500%, due 1/15/29	29,300	46,095
3.375%, due 4/15/32	11,300	24,322
3.625%, due 4/15/28	24,700	53,708
3.875%, due 4/15/29	29,200	64,981
		7,068,005
Total U.S. Treasury Inflation Indexed Bonds
(Cost $7,480,247)		7,068,005

	Shares	Value
Common Stocks — 30.5%

Communication Services — 2.0%
Activision Blizzard, Inc.	62	$4,957
Alphabet, Inc., Class A*	494	57,462
Alphabet, Inc., Class C*	440	51,322
AT&T, Inc.	591	11,099
Charter Communications, Inc., Class A*	7	3,025
Comcast Corp., Class A	365	13,695
DISH Network Corp., Class A*	21	365
Electronic Arts, Inc.	23	3,018
Fox Corp., Class A	23	761
Fox Corp., Class B	14	433
Liberty Broadband Corp., Class A*	2	216
Liberty Broadband Corp., Class C*	11	1,198
Liberty Media Corp.-Liberty SiriusXM*	16	637
Liberty Media Corp.-Liberty SiriusXM, Class A*(a)	2	80
Live Nation Entertainment, Inc.*	14	1,316
Lumen Technologies, Inc.	79	860
Match Group, Inc.*	24	1,759
Meta Platforms, Inc., Class A*	188	29,911
Netflix, Inc.*	36	8,096
Omnicom Group, Inc.	15	1,048
Paramount Global, Class A	1	27
Paramount Global, Class B(a)	45	1,064
Pinterest, Inc., Class A*	42	818
ROBLOX Corp., Class A*(a)	25	1,073
Roku, Inc.*(a)	9	590
Sirius XM Holdings, Inc.(a)	63	421
Snap, Inc., Class A*	95	939
Spotify Technology SA*	9	1,017
Take-Two Interactive Software, Inc.*	9	1,194
T-Mobile US, Inc.*	53	7,582
Twitter, Inc.*	54	2,247
Verizon Communications, Inc.	305	14,088
Walt Disney Co. (The)*	148	15,703
Warner Bros Discovery, Inc.*	163	2,445
Warner Music Group Corp., Class A	7	210
ZoomInfo Technologies, Inc.*	20	758

Total Communication Services		241,434

Consumer Discretionary — 2.7%
Airbnb, Inc., Class A*	24	2,663
Amazon.com, Inc.*	729	98,379
Aptiv PLC*	23	2,412
AutoZone, Inc.*	2	4,275
Best Buy Co., Inc.	16	1,232
Booking Holdings, Inc.*	3	5,807
Burlington Stores, Inc.*	5	706
CarMax, Inc.*(a)	13	1,294
Carnival Corp.*	62	562
Carvana Co.*(a)	4	117
Chewy, Inc., Class A*(a)	4	155
Chipotle Mexican Grill, Inc.*	2	3,128
Darden Restaurants, Inc.	11	1,369
Dollar General Corp.	17	4,223
Dollar Tree, Inc.*	15	2,480
Domino's Pizza, Inc.	3	1,176

Schedule of Investments ─ IQ Real Return ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)
DoorDash, Inc., Class A*	21	$1,465
DR Horton, Inc.	25	1,951
eBay, Inc.	46	2,237
Etsy, Inc.*(a)	11	1,141
Expedia Group, Inc.*	14	1,485
Ford Motor Co.	296	4,348
Garmin Ltd.	15	1,464
General Motors Co.*	101	3,662
Genuine Parts Co.	11	1,682
Hasbro, Inc.	11	866
Hilton Worldwide Holdings, Inc.	23	2,946
Home Depot, Inc. (The)	85	25,580
Las Vegas Sands Corp.*(a)	28	1,055
Lennar Corp., Class A	21	1,785
Lennar Corp., Class B	2	136
Lowe's Cos., Inc.	54	10,343
Lucid Group, Inc.*(a)	45	821
Lululemon Athletica, Inc.*	9	2,795
Marriott International, Inc., Class A	24	3,812
McDonald's Corp.	60	15,802
MGM Resorts International	35	1,146
NIKE, Inc., Class B	104	11,952
O’Reilly Automotive, Inc.*	5	3,518
Rivian Automotive, Inc., Class A*(a)	10	343
Ross Stores, Inc.	25	2,031
Royal Caribbean Cruises Ltd.*	16	619
Starbucks Corp.	94	7,969
Target Corp.	38	6,208
Tesla, Inc.*	70	62,401
TJX Cos., Inc. (The)	93	5,688
Tractor Supply Co.	8	1,532
Ulta Beauty, Inc.*	4	1,556
VF Corp.	29	1,296
Wayfair, Inc., Class A*(a)	2	108
Yum! Brands, Inc.	24	2,941

Total Consumer Discretionary		324,662

Consumer Staples — 1.6%
Altria Group, Inc.	152	6,667
Archer-Daniels-Midland Co.	46	3,807
Brown-Forman Corp., Class A	6	434
Brown-Forman Corp., Class B	20	1,484
Campbell Soup Co.	14	691
Church & Dwight Co., Inc.	21	1,847
Clorox Co. (The)	10	1,418
Coca-Cola Co. (The)	316	20,278
Colgate-Palmolive Co.	67	5,276
Conagra Brands, Inc.	38	1,300
Constellation Brands, Inc., Class A	12	2,956
Costco Wholesale Corp.	36	19,487
Estee Lauder Cos., Inc. (The), Class A	18	4,916
General Mills, Inc.	46	3,440
Hershey Co. (The)	12	2,736
Hormel Foods Corp.	27	1,332
J M Smucker Co. (The)	7	926
Kellogg Co.	23	1,700
Keurig Dr Pepper, Inc.	61	2,363
Kimberly-Clark Corp.	28	3,690
Kraft Heinz Co. (The)	51	1,878
Kroger Co. (The)	47	2,183
McCormick & Co., Inc.	21	1,834
Mondelez International, Inc., Class A	113	7,237
Monster Beverage Corp.*	32	3,188
PepsiCo, Inc.	111	19,421
Philip Morris International, Inc.	124	12,047
Procter & Gamble Co. (The)	198	27,504
Sysco Corp.	41	3,481
Tyson Foods, Inc., Class A	24	2,112
Walgreens Boots Alliance, Inc.	54	2,139
Walmart, Inc.	118	15,582

Total Consumer Staples		185,354

Energy — 2.1%
Baker Hughes Co.	136	3,494
Cheniere Energy, Inc.	38	5,684
Chevron Corp.	317	51,918
ConocoPhillips	213	20,753
Devon Energy Corp.	108	6,788
Diamondback Energy, Inc.	28	3,585
EOG Resources, Inc.	98	10,900
Exxon Mobil Corp.	694	67,269
Halliburton Co.	140	4,102
Hess Corp.	50	5,623
Kinder Morgan, Inc.	323	5,811
Marathon Petroleum Corp.	92	8,433
Occidental Petroleum Corp.	127	8,350
ONEOK, Inc.	75	4,480
Phillips 66	80	7,120
Pioneer Natural Resources Co.	38	9,004
Schlumberger NV	225	8,332
Valero Energy Corp.	69	7,643
Williams Cos., Inc. (The)	203	6,920

Total Energy		246,209

Financials — 4.7%
Aflac, Inc.	101	5,787
Allstate Corp. (The)	44	5,147
Ally Financial, Inc.	51	1,687
American Express Co.	91	14,016
American International Group, Inc.	131	6,782
Ameriprise Financial, Inc.	16	4,319
Aon PLC, Class A	33	9,604
Apollo Global Management, Inc.	53	3,026
Arch Capital Group Ltd.*	59	2,620
Ares Management Corp., Class A	18	1,290
Arthur J Gallagher & Co.	32	5,728
Bank of America Corp.	1,158	39,152
Bank of New York Mellon Corp. (The)	123	5,346
Berkshire Hathaway, Inc., Class B*	205	61,623
BlackRock, Inc.	24	16,060
Blackstone, Inc.	111	11,330
Brown & Brown, Inc.	38	2,474
Capital One Financial Corp.	65	7,139
Charles Schwab Corp. (The)	248	17,124
Chubb Ltd.	65	12,262
Cincinnati Financial Corp.	26	2,531
Citigroup, Inc.	321	16,660
Citizens Financial Group, Inc.	82	3,114
CME Group, Inc.	60	11,969
Coinbase Global, Inc., Class A*(a)	19	1,196

Schedule of Investments ─ IQ Real Return ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)

Financials (continued)
Discover Financial Services	46	$4,646
Fifth Third Bancorp	107	3,651
First Republic Bank	27	4,393
Franklin Resources, Inc.	47	1,290
Goldman Sachs Group, Inc. (The)	56	18,670
Hartford Financial Services Group, Inc. (The)	48	3,095
Huntington Bancshares, Inc.	215	2,857
Interactive Brokers Group, Inc., Class A	10	587
Intercontinental Exchange, Inc.	89	9,077
JPMorgan Chase & Co.	479	55,257
KeyCorp	135	2,470
KKR & Co., Inc.	98	5,435
Loews Corp.	31	1,806
M&T Bank Corp.	29	5,146
Markel Corp.*	2	2,594
MarketAxess Holdings, Inc.	3	812
Marsh & McLennan Cos., Inc.	80	13,117
MetLife, Inc.	99	6,262
Moody's Corp.	13	4,033
Morgan Stanley	224	18,883
MSCI, Inc.	6	2,888
Nasdaq, Inc.	17	3,075
Northern Trust Corp.	33	3,293
PNC Financial Services Group, Inc. (The)	68	11,284
Principal Financial Group, Inc.	44	2,945
Progressive Corp. (The)	96	11,046
Prudential Financial, Inc.	62	6,199
Raymond James Financial, Inc.	29	2,856
Regions Financial Corp.	143	3,029
Rocket Cos., Inc., Class A(a)	25	238
S&P Global, Inc.	28	10,554
State Street Corp.	50	3,552
SVB Financial Group*	10	4,035
Synchrony Financial	84	2,812
T Rowe Price Group, Inc.(a)	37	4,568
Tradeweb Markets, Inc., Class A	15	1,058
Travelers Cos., Inc. (The)	39	6,189
Truist Financial Corp.	219	11,053
US Bancorp	212	10,006
Wells Fargo & Co.	625	27,419
Willis Towers Watson PLC	19	3,932

Total Financials		564,098

Health Care — 3.4%
Abbott Laboratories	144	15,673
AbbVie, Inc.	146	20,952
Agilent Technologies, Inc.	25	3,353
Align Technology, Inc.*	6	1,686
Alnylam Pharmaceuticals, Inc.*	10	1,420
AmerisourceBergen Corp.	12	1,751
Amgen, Inc.	44	10,889
Avantor, Inc.*	38	1,103
Baxter International, Inc.	40	2,346
Becton Dickinson and Co.	23	5,619
Biogen, Inc.*	12	2,581
BioMarin Pharmaceutical, Inc.*	10	861
Bio-Rad Laboratories, Inc., Class A*	2	1,127
Boston Scientific Corp.*	118	4,844
Bristol-Myers Squibb Co.	174	12,838
Cardinal Health, Inc.	23	1,370
Centene Corp.*	47	4,370
Cigna Corp.	26	7,159
Cooper Cos., Inc. (The)	4	1,308
CVS Health Corp.	103	9,855
Danaher Corp.	54	15,739
Dexcom, Inc.*	30	2,462
Edwards Lifesciences Corp.*	48	4,826
Elanco Animal Health, Inc.*	34	689
Elevance Health, Inc.	20	9,542
Eli Lilly & Co.	70	23,078
Embecta Corp.*	9	265
Gilead Sciences, Inc.	99	5,915
HCA Healthcare, Inc.	19	4,036
Hologic, Inc.*	21	1,499
Humana, Inc.	10	4,820
ICON PLC*	7	1,689
IDEXX Laboratories, Inc.*	7	2,794
Illumina, Inc.*	13	2,817
Incyte Corp.*	11	854
Insulet Corp.*	6	1,487
Intuitive Surgical, Inc.*	29	6,675
IQVIA Holdings, Inc.*	15	3,604
Johnson & Johnson	216	37,696
Laboratory Corp. of America Holdings	8	2,098
McKesson Corp.	12	4,099
Medtronic PLC	108	9,992
Merck & Co., Inc.	209	18,672
Mettler-Toledo International, Inc.*	2	2,699
Moderna, Inc.*	30	4,923
PerkinElmer, Inc.	11	1,685
Pfizer, Inc.	460	23,235
Quest Diagnostics, Inc.	10	1,366
Regeneron Pharmaceuticals, Inc.	9	5,235
ResMed, Inc.	12	2,886
Royalty Pharma PLC, Class A	25	1,087
Seagen, Inc.*	12	2,160
STERIS PLC	6	1,354
Stryker Corp.	28	6,013
Teleflex, Inc.	4	962
Thermo Fisher Scientific, Inc.	32	19,149
UnitedHealth Group, Inc.	77	41,760
Veeva Systems, Inc., Class A*	11	2,459
Vertex Pharmaceuticals, Inc.*	21	5,889
Waters Corp.*	5	1,820
West Pharmaceutical Services, Inc.	6	2,061
Zimmer Biomet Holdings, Inc.	13	1,435
Zimvie, Inc.*(a)	3	58
Zoetis, Inc.	36	6,572

Total Health Care		411,261

Industrials — 3.5%
3M Co.	94	13,465
AMETEK, Inc.	34	4,199
Boeing Co. (The)*	98	15,612
Carrier Global Corp.	142	5,755
Caterpillar, Inc.	89	17,644
Cintas Corp.	14	5,957
Copart, Inc.*	15	1,921
CoStar Group, Inc.*	35	2,541
CSX Corp.	351	11,348
Cummins, Inc.	23	5,090
Deere & Co.	46	15,786
Delta Air Lines, Inc.*	23	731
Dover Corp.	24	3,208
Eaton Corp. PLC	65	9,645
Emerson Electric Co.	98	8,827
Equifax, Inc.	9	1,880
Expeditors International of Washington, Inc.	26	2,762
Fastenal Co.	90	4,622
FedEx Corp.	39	9,090
Fortive Corp.	52	3,351
Generac Holdings, Inc.*	10	2,683
General Dynamics Corp.	40	9,067

Schedule of Investments ─ IQ Real Return ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)

Industrials (continued)
General Electric Co.	178	$13,156
Grab Holdings Ltd., Class A*	199	587
HEICO Corp.(a)	7	1,104
HEICO Corp., Class A	12	1,532
Honeywell International, Inc.	113	21,748
IDEX Corp.	12	2,505
Illinois Tool Works, Inc.	47	9,765
Ingersoll Rand, Inc.	60	2,988
Jacobs Engineering Group, Inc.	21	2,883
JB Hunt Transport Services, Inc.	14	2,566
Johnson Controls International PLC	115	6,200
L3Harris Technologies, Inc.	32	7,679
Leidos Holdings, Inc.	13	1,391
Lockheed Martin Corp.	44	18,208
Lyft, Inc., Class A*	25	346
Masco Corp.	20	1,108
Norfolk Southern Corp.	39	9,796
Northrop Grumman Corp.	23	11,015
Old Dominion Freight Line, Inc.	17	5,160
Otis Worldwide Corp.	68	5,316
PACCAR, Inc.	51	4,667
Parker-Hannifin Corp.	21	6,071
Raytheon Technologies Corp.	242	22,557
Republic Services, Inc.	33	4,576
Rockwell Automation, Inc.	17	4,340
Rollins, Inc.	36	1,389
Southwest Airlines Co.*	19	724
Stanley Black & Decker, Inc.	22	2,141
Trane Technologies PLC	38	5,586
TransDigm Group, Inc.*	9	5,601
TransUnion	12	951
Uber Technologies, Inc.*	149	3,494
Union Pacific Corp.	104	23,639
United Airlines Holdings, Inc.*	17	625
United Parcel Service, Inc., Class B	121	23,582
United Rentals, Inc.*	12	3,872
Verisk Analytics, Inc.	13	2,473
Waste Management, Inc.	69	11,355
Westinghouse Air Brake Technologies Corp.	26	2,430
WW Grainger, Inc.	7	3,805
Xylem, Inc.	27	2,485

Total Industrials		416,600

Information Technology — 7.0%
Accenture PLC, Class A	54	16,538
Adobe, Inc.*	39	15,995
Advanced Micro Devices, Inc.*	134	12,659
Affirm Holdings, Inc.*(a)	17	456
Akamai Technologies, Inc.*	13	1,251
Amphenol Corp., Class A	98	7,559
Analog Devices, Inc.	43	7,394
ANSYS, Inc.*	7	1,953
Apple, Inc.	1,268	206,063
Applied Materials, Inc.	70	7,419
AppLovin Corp., Class A*(a)	16	569
Arista Networks, Inc.*	18	2,099
Atlassian Corp. PLC, Class A*	12	2,512
Autodesk, Inc.*	18	3,894
Automatic Data Processing, Inc.	33	7,957
Block, Inc.*	43	3,271
Broadcom, Inc.	32	17,135
Broadridge Financial Solutions, Inc.	9	1,445
Cadence Design Systems, Inc.*	22	4,094
CDW Corp.	12	2,178
Cisco Systems, Inc.	318	14,428
Citrix Systems, Inc.	10	1,014
Cloudflare, Inc., Class A*	19	956
Cognizant Technology Solutions Corp., Class A	44	2,990
Corning, Inc.	54	1,985
Crowdstrike Holdings, Inc., Class A*	17	3,121
Datadog, Inc., Class A*	17	1,734
Dell Technologies, Inc., Class C	27	1,217
DocuSign, Inc.*	12	768
Enphase Energy, Inc.*	22	6,252
EPAM Systems, Inc.*	5	1,746
Fidelity National Information Services, Inc.	49	5,006
Fiserv, Inc.*	46	4,861
FleetCor Technologies, Inc.*	6	1,321
Fortinet, Inc.*	56	3,340
Gartner, Inc.*	6	1,593
Global Payments, Inc.	23	2,813
GLOBALFOUNDRIES, Inc.*(a)	9	463
Hewlett Packard Enterprise Co.	105	1,495
HP, Inc.	83	2,771
HubSpot, Inc.*	4	1,232
Intel Corp.	331	12,019
International Business Machines Corp.	72	9,417
Intuit, Inc.	23	10,492
Keysight Technologies, Inc.*	28	4,553
KLA Corp.	12	4,602
Lam Research Corp.	11	5,506
Marvell Technology, Inc.	67	3,731
Mastercard, Inc., Class A	70	24,765
Microchip Technology, Inc.	37	2,548
Micron Technology, Inc.	95	5,877
Microsoft Corp.	615	172,655
MongoDB, Inc.*	5	1,562
Motorola Solutions, Inc.	14	3,340
NetApp, Inc.	17	1,213
NVIDIA Corp.	199	36,144
Okta, Inc.*	14	1,378
ON Semiconductor Corp.*(a)	31	2,070
Oracle Corp.	119	9,263
Palantir Technologies, Inc., Class A*(a)	132	1,366
Palo Alto Networks, Inc.*	7	3,494
Paychex, Inc.	27	3,464
Paycom Software, Inc.*	4	1,322
PayPal Holdings, Inc.*	96	8,307
Qorvo, Inc.*	8	833
QUALCOMM, Inc.	91	13,200
Qualtrics International, Inc., Class A*	2	25
RingCentral, Inc., Class A*	3	148
Roper Technologies, Inc.	9	3,930
Salesforce, Inc.*	79	14,538
Seagate Technology Holdings PLC(a)	14	1,120
ServiceNow, Inc.*	16	7,147
Skyworks Solutions, Inc.	13	1,415
Snowflake, Inc., Class A*	23	3,448
Splunk, Inc.*	13	1,351
SS&C Technologies Holdings, Inc.	17	1,006
Synopsys, Inc.*	13	4,777
TE Connectivity Ltd.	54	7,221
Teledyne Technologies, Inc.*	8	3,131
Teradyne, Inc.	13	1,312
Texas Instruments, Inc.	77	13,775
Trade Desk, Inc. (The), Class A*	32	1,440
Twilio, Inc., Class A*	14	1,187
Tyler Technologies, Inc.*	3	1,197
UiPath, Inc., Class A*	22	403
Unity Software, Inc.*(a)	16	598
VeriSign, Inc.*	8	1,513
Visa, Inc., Class A(a)	135	28,635
VMware, Inc., Class A	14	1,627
Western Digital Corp.*	21	1,031

Schedule of Investments ─ IQ Real Return ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)

Information Technology (continued)
Workday, Inc., Class A*	16	$2,482
Zebra Technologies Corp., Class A*	4	1,431
Zoom Video Communications, Inc., Class A*	14	1,454
Zscaler, Inc.*(a)	7	1,085

Total Information Technology		835,095

Materials — 0.8%
Air Products and Chemicals, Inc.	35	8,688
Albemarle Corp.	19	4,642
Amcor PLC	229	2,966
Ball Corp.	53	3,891
Celanese Corp.	18	2,115
Corteva, Inc.	116	6,676
Dow, Inc.	121	6,438
DuPont de Nemours, Inc.	77	4,715
Ecolab, Inc.	42	6,937
FMC Corp.	20	2,222
Freeport-McMoRan, Inc.	236	7,446
International Flavors & Fragrances, Inc.	39	4,838
International Paper Co.	63	2,694
LyondellBasell Industries NV, Class A	44	3,921
Martin Marietta Materials, Inc.	10	3,521
Newmont Corp.	131	5,932
Nucor Corp.	44	5,975
PPG Industries, Inc.	39	5,042
Sherwin-Williams Co. (The)	39	9,436
Vulcan Materials Co.	21	3,472

Total Materials		101,567

Real Estate — 1.3%
Alexandria Real Estate Equities, Inc.	27	4,476
American Tower Corp.	75	20,312
AvalonBay Communities, Inc.	24	5,135
Boston Properties, Inc.	23	2,097
CBRE Group, Inc., Class A*	53	4,538
Crown Castle International Corp.	71	12,827
Digital Realty Trust, Inc.	47	6,225
Duke Realty Corp.	62	3,879
Equinix, Inc.	15	10,556
Equity Residential	57	4,468
Essex Property Trust, Inc.	11	3,152
Extra Space Storage, Inc.	22	4,169
Healthpeak Properties, Inc.	82	2,266
Invitation Homes, Inc.	90	3,513
Mid-America Apartment Communities, Inc.	18	3,343
Prologis, Inc.	118	15,642
Public Storage	25	8,160
Realty Income Corp.	92	6,807
SBA Communications Corp.	18	6,044
Simon Property Group, Inc.	51	5,541
Sun Communities, Inc.	18	2,951
UDR, Inc.	48	2,323
Ventas, Inc.	57	3,065
Welltower, Inc.	72	6,216
Weyerhaeuser Co.	121	4,395
Zillow Group, Inc., Class A*	7	245
Zillow Group, Inc., Class C*	18	628

Total Real Estate		152,973

Utilities — 1.4%
AES Corp. (The)	106	2,355
Alliant Energy Corp.	43	2,620
Ameren Corp.	41	3,818
American Electric Power Co., Inc.	81	7,983
American Water Works Co., Inc.	28	4,352
Avangrid, Inc.(a)	14	682
CMS Energy Corp.	42	2,887
Consolidated Edison, Inc.	58	5,758
Constellation Energy Corp.	49	3,239
Dominion Energy, Inc.	134	10,985
DTE Energy Co.	25	3,258
Duke Energy Corp.	127	13,961
Edison International	61	4,134
Entergy Corp.	34	3,914
Evergy, Inc.	34	2,321
Eversource Energy	56	4,940
Exelon Corp.	158	7,345
FirstEnergy Corp.	84	3,452
NextEra Energy, Inc.	324	27,375
PG&E Corp.*	345	3,747
PPL Corp.	116	3,373
Public Service Enterprise Group, Inc.	82	5,385
Sempra Energy	52	8,622
Southern Co. (The)	176	13,533
WEC Energy Group, Inc.	50	5,191
Xcel Energy, Inc.	88	6,440

Total Utilities		161,670

Total Common Stocks
(Cost $3,889,029)		3,640,923

Investment Companies — 10.0%
Commodity Funds — 10.0%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	27,054	476,692
iShares GSCI Commodity Dynamic	17,935	717,041

Total Commodity Funds		1,193,733

Total Investment Companies
(Cost $1,098,677)		1,193,733

Schedule of Investments ─ IQ Real Return ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Short-Term Investments — 2.0%
Money Market Funds — 2.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(b)(c)	26,486	$26,486
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(b)	213,876	213,876
Total Short-Term Investments
(Cost $240,362)		240,362
Total Investments — 101.6%
(Cost $12,708,315)		12,143,023
Other Assets and Liabilities, Net — (1.6)%		(195,168)
Net Assets — 100.0%		$11,947,855

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,140,585; total market value of collateral held by the Fund was $1,164,041. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,137,555.
(b)	Reflects the 1-day yield at July 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Real Return ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
U.S. Treasury Inflation Indexed Bonds	$–	$7,068,005	$–	$7,068,005
Common Stocks	3,640,923	–	–	3,640,923
Investment Companies	1,193,733	–	–	1,193,733
Short-Term Investments:
Money Market Funds	240,362	–	–	240,362
Total Investments in Securities	$5,075,018	$7,068,005	$–	$12,143,023

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.